Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Net cash used in operating activities	¥ 50,693,521	$ 7,140,033	¥ 7,380,266	¥ 8,340,385
Net cash used in investing activities	(12,068)	(1,700)	(4,364,661)	(4,257,244)
Net cash provided by financing activities	185,385	26,111	5,639,392	16,709,533
Effects of exchange rate changes on cash, cash equivalents and restricted cash	44,513	6,270	1,270,097	(472,129)
Net increase in cash, cash equivalents and restricted cash	50,911,351	7,170,714	9,925,094	20,320,545
Cash, cash equivalents and restricted cash at beginning of the year	40,418,158	5,692,778	30,493,064	10,172,519
Cash, cash equivalents and restricted cash at end of the year	91,329,509	$ 12,863,492	40,418,158	30,493,064
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash used in operating activities	(4,949,620)		(8,087,781)	(1,351,859)
Net cash used in investing activities	(2,087,758)		(2,149,494)	(8,641,045)
Net cash provided by financing activities	14,779,213		22,016,503	14,940,274
Effects of exchange rate changes on cash, cash equivalents and restricted cash	481,305		32	0
Net increase in cash, cash equivalents and restricted cash	8,223,140		11,779,260	4,947,370
Cash, cash equivalents and restricted cash at beginning of the year	19,507,001		7,727,741	2,780,371
Cash, cash equivalents and restricted cash at end of the year	27,730,141		19,507,001	7,727,741
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Net cash used in operating activities	2,643,402		2,834,408	7,341,282
Net cash provided by financing activities	15,279,213		20,417,626	14,858,966
VIEs and VIEs' subsidiaries - Other
Variable interest entity
Net cash used in operating activities	(7,593,022)		(10,922,189)	(8,693,141)
Net cash used in investing activities	(2,087,758)		(2,149,494)	(8,641,045)
Net cash provided by financing activities	¥ (500,000)		¥ 1,598,877	¥ 81,308